Tax Status - Additional Information (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Tax Status [Line Items]
Tax determination letter, date	Jun. 30, 2020
Tax determination letter, obtained	true
Uncertain tax positions	$ 0	$ 0